ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities of the Company consist of amounts outstanding for trade and other purchases relating to development and exploration, along with administrative activities. The usual credit period taken for trade purchases is between 30 to 90 days.

	December 31, 2018	December 31, 2017	December 31, 2016
Trade accounts payable	$1,536,786	$1,644,995	$2,224,134
Accrued liabilities	100,000	250,988	433,884
	$1,636,786	$1,895,983	$2,658,018